Shareholder Report, Line Graph (Details) - USD ($)	May 21, 2021	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
C000232072
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 9,742	$ 8,604	$ 8,726	$ 8,412	$ 8,142	$ 8,653	$ 9,790	$ 9,847
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000	$ 9,216	$ 9,282	$ 8,980	$ 8,796	$ 9,065	$ 10,112	$ 10,105